NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
SCHEDULE OF TRANSLATION EXCHANGE RATES

As of December 31, 2022 and June 30, 2022, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	December 31, 2022	June 30, 2022
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6805	0.6915

Average exchange rate for the period
USD : AUD exchange rate	0.6705	0.7253

As of June 30, 2022 and 2021, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2022	June 30, 2021
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6915	0.7500

Average exchange rate for the period
USD : AUD exchange rate	0.7253	0.7473

SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS

The change in Accumulated Other Comprehensive Income by component during the six months ended December 31, 2022 was as follows:

Foreign Currency Items:
Balance, June 30, 2022	$1,234,549
Unrealized foreign currency translation gain	18,584
Ending balance, December 31, 2022	$1,253,133

Change in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2022 and 2021 were as follows:

Foreign Currency Items:
Beginning balance, June 30, 2020	$1,267,671
Foreign currency translation gain	182,467
Balance, June 30, 2021	1,085,204
Foreign currency translation gain	149,345
Ending balance, June 30, 2022	$1,234,549

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVE	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years
The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

	December 31, 2022	December 31, 2021
	(Unaudited)	(Unaudited)
Stock Options	59	59
Stock Warrants with no designations	3,305,975	111,910
Series A Warrants as if converted at alternate cashless exercise prices	1,997,190,014	-
Series B Warrants	23,750	-
Series C Warrants as if converted at alternate cashless exercise prices *	7,999,960,000	-
Unvested restricted stock	59	59
Convertible Debt	930,128,205	28,520,974
Total	10,930,608,062	28,633,002

*	Only convertible ratably upon exercise of Series B Warrants

	June 30, 2022	June 30, 2021

Stock Options	59	59
Stock Warrants	105,420	121,329
Unvested restricted stock	59	59
Convertible Debt	127,062,326	12,416,972
Total	127,167,864	12,538,419